Going Concern (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Going Concern Details
Incurred a net loss	$ 2,631,114	$ 3,816,851
Accumulated deficit	8,024,786	5,393,672
working capital deficiency	312,654	1,110,828
Non-cash derivative liability included in working capital deficiency	$ 16,104	$ 237,799